ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	12 Months Ended
Jun. 30, 2024
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of fair value measurement inputs under black-scholes model

	June 30,	June 30,
Input	2024	2023
Number of warrants*	47,963	47,963	441,710
Share price*	$0.02	$0.34	0.34
Risk-free interest rate	4.62%	4.41%	4.41%
Volatility	105%	127%	127%
Exercise price*	$112.32	$112.32	14.40
Warrant life	2.46 years	3.47 years	3.47 years
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

	June 30,	June 30,
Input	2024	2023
Number of warrants*	—	555,694
Share price*	$—	$0.34
Risk-free interest rate	—%	3.59%
Volatility	—%	110%
Exercise price*	$—	$14.40
Warrant life	—	5.22 years
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Summary of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$4,360,000	$—	$—	$4,360,000

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$959	$—	$—	$959

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2022	489,673	$112.32	4.46
Issued	555,694	14.40	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	1,045,367	$18.90	4.40
Issued	—	—	—
Redeemed	(997,404)	14.40	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2024	47,963	$112.32	2.96
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.